14. POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Post-employment Benefits Tables
Post-employment benefits
	At December 31	At December 31
(in thousands)	2017	2016

Accrued benefit obligation	$1,886	$1,832
	$1,886	$1,832

Post-employment benefits -by duration:
Current	$199	$186
Non-current	1,687	1,646
	$1,886	$1,832

Post-employment benefits continuity
(in thousands)	2017	2016

Balance-January 1	$1,832	$2,389
Accretion	57	82
Benefits paid	(130)	(137)
Experience loss (gain) adjustment	-	(580)
Foreign exchange	127	78
Balance-December 31	$1,886	$1,832